Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Other Assets Noncurrent [Abstract]
Summary of other non-current assets

The following is a summary of other non-current assets (in thousands):

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Rental deposits	8,355	8,330	1,197
Non-current portion of prepayments to suppliers and other business related expenses	9,099	8,698	1,249
Long-term receivable from an unrelated party	6,000	—	—
Others	—	2,831	407
Total	23,454	19,859	2,853